Lease Liability (Tables)	6 Months Ended
Jun. 30, 2026
Lease Liability [Abstract]
Schedule of Lease Liability Recognized

The details of the lease liability recognized as at June 30, 2026 are as follows:

Cost:	Office Lease	Tower leases	Total
Balance, December 31, 2024	$–	$–	$–
Additions	272,274	64,653	336,927
Acquisition (note 4)	–	189,096	189,096
Accrued interest	11,564	8,973	20,537
Cash payments	(96,000)	(17,782)	(113,782)
Reclass to Accounts payable	(48,000)	–	(48,000)
Movement in exchange rates	–	11,343	11,343
Balance, December 31, 2025	139,838	256,283	396,121
Accrued interest	3,032	12,495	15,527
Cash payments	(15,007)	(29,519)	(44,526)
Reclass to Accounts payable, net	(56,993)	–	(56,993)
Movement in exchange rates	–	7,414	7,414
Balance, June 30, 2026	$70,870	$246,673	$317,543

The Company has committed to the following undiscounted minimum lease payments remaining as at June 30, 2026:

Years ended December 31:
2026, net of unpaid amounts transferred to Accounts payable	$114,232
2027	53,046
2028	53,046
2029	53,046
2030	53,046
Thereafter	69,172
$395,588

Schedule of Lease Liability
	Maturity	Incremental borrowing rates	June 30, 2026	December 31, 2025
Current	2026	0.83% – 5.45%	$118,388	$187,442
Non-current	2035	0.83% – 5.45%	199,155	208,679
			$317,543	$396,121